(Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Share-based compensation, additional disclosures
Proceeds from employee stock compensation plans	$ 1,173	$ 0	$ 0
Total unrecognized compensation cost related to nonvested stock-based compensation awards	$ 24,696
Nonvested stock-based compensation expected to be realized over a weighted average period (in years)	2 years 3 months 18 days
Stock options
Stock option activity, Shares
Outstanding at beginning of period (in shares)	608,520	157,763	126,972
Conversion related to Spin-Off		383,047
Granted (in shares)	70,821	67,710	31,541
Exercised (in shares)	(66,670)	0	(300)
Forfeited/expired (in shares)	0	0	(450)
Outstanding at end of period (in shares)	612,671	608,520	157,763
Options exercisable at end of period (in shares)	472,737	438,980	64,289
Stock option activity, Weighted Average Exercise Price
Outstanding at beginning of period (in dollars per share)	$ 22.47	$ 74.74	$ 60.99
Granted (in dollars per share)	52.09	42.75	129.60
Exercised (in dollars per share)	17.60		54.84
Forfeited/expired (in dollars per share)			54.84
Outstanding at end of period (in dollars per share)	26.42	22.47	74.74
Options exercisable at end of period (in dollars per share)	$ 20.56	$ 18.53	$ 59.26
Weighted Average Remaining Contractual Term
Options outstanding, Weighted Average Remaining Contractual Life (in years)	7 years 5 months 1 day	7 years 9 months 15 days	8 years 3 months 12 days
Options exercisable, Weighted Average Remaining Contractual Life (in years)	6 years 9 months 15 days	7 years 4 months	8 years 3 months
Aggregate Intrinsic Value
Options outstanding, Aggregate intrinsic value	$ 25.51	$ 20.35	$ 67.41
Options exercisable, Aggregate Intrinsic Value	$ 31.35	$ 24.29	$ 82.59
Share-based compensation, additional disclosures
Total intrinsic value of options exercised	$ 1,970		$ 6
Total cash received from options exercised			$ 16
Performance Share Awards TSR Awards and Restricted Stock Award
Stock option activity, Shares
Conversion related to Spin-Off		88,657
Restricted Stock Units (RSUs)
Stock option activity, Shares
Conversion related to Spin-Off		250,534